Revenue	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Revenue
11. Revenue
The Company’s significant revenue streams consist of the following:

	Year ended December 31
	2019	2018
Crude Oil	$357	$337
NGLs	16	32
Natural gas	35	50

Production revenues	$408	$419
Processing fees	8	11
Other income	2	14

Oil and natural gas sales and other income	$418	$444

In 2018, the Company monetized a physical delivery contract to Northern Border Ventura for $14 million
,

which was
included in Other income.